Stock-Based Compensation (Details Narrative) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options granted	3,570	3,685	3,685	4,650
Number of stock options outstanding	11,908	8,339	8,339	4,654	4
Equity Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options granted	3,570
Number of stock options outstanding	1,190,889
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of options granted	$ 0.2
Non Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options granted			600
Non Executive [Member] | Equity Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options granted	600
Number of stock options outstanding	3,550
Twenty Twenty [Member] | Board Of Director [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock Issued During Period, Shares, New Issues			19,025
Stock Issued During Period, Shares, Employee Benefit Plan			25